Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

Reversal recapitalization

On May 17, 2023 (the “Closing Date”), the Company consummated the transaction pursuant to the Agreement and Plan of Merger (“Merger Agreement”) with Goldenbridge Acquisition Limited (the “Parent”, or “Goldenbridge”), SunCar Technology Group Inc. (the “Purchaser”), and SunCar Technology Global Inc (the “Merger Sub”), a Cayman Islands exempted company and wholly owned subsidiary of the Purchaser.

The merger was carried out in two steps:

(1)	Reincorporation Merger: the Parent was merged with and into the Purchaser, the separate corporate existence of Parent ceased and Purchaser continued as the surviving corporation;
(2)	Acquisition Merger: the Merger Sub was merged with and into the Company, the Merger Sub ceased and the Company continued as the surviving company in the Acquisition Merger.

Consideration of US$800 million was paid to the Company’s shareholders, payable in the form of a number of newly issued ordinary shares of the Purchaser, SunCar Technology Group Inc., valued at $10.00 per share. In addition, earn-out payment to Mr. Ye, the Chief Executive Officer of the Company as follows:

(1)	1,600,000 Purchaser Class A Ordinary Shares if the Company’s revenue equals or exceeds US$258,000,000 for the fiscal year ending December 31, 2022, as reflected on the audited consolidated financial statements of the Company as of and for the fiscal year ended December 31, 2022;

(2)	1,600,000 Purchaser Class A Ordinary Shares if the Company’s revenue equals or exceeds US$352,000,000 for the fiscal year ending December 31, 2023, as reflected on the audited consolidated financial statements of the Company as of and for the fiscal year ended December 31, 2023; and;

(3)	1,600,000 Purchaser Class A Ordinary Shares if the Company’s revenue equals or exceeds US$459,000,000 for the fiscal year ending December 31, 2024, as reflected on the audited consolidated financial statements of the Company as of and for the fiscal year ended December 31, 2024.

Following the consummation of the transaction, SunCar as a wholly-owned subsidiary of the Purchaser, and the combined company will retain the name of SunCar Technology Group Inc.

The Company was determined to be the accounting acquirer given the Company effectively controlled the combined entity after the transaction. The transaction is not a business combination under US GAAP because Goldenbridge was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by the Company for the net monetary assets of Goldenbridge, accompanied by a recapitalization. The Company is determined as the predecessor and the historical financial statements of the Company became SunCar Technology Group Inc’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization.

Extension of amount due to Shengda Group

On April 6, 2023, the Group entered into an extension agreement with Shengda Group to extended the maturity date of amount due to Shengda Group to December 31, 2025, with annual interest rate of 1% in the extension period from June 1, 2023 to December 31, 2025.

Private Placement

On May 19, 2023, SunCar Technology Group Inc. entered into a Share Subscription Agreement with a certain non-U.S. person, Anji Zerun Private Equity Investment Partnership (Limited Partnership) (the “Investor”) pursuant to which SunCar Technology Group Inc. agreed to sell to the Investor, and the Investor agreed to purchase from the SunCar Technology Group Inc., in a private placement 2,173,657 Class A ordinary shares, par value $0.0001 per share, of the Company (the “Purchased Shares”), at the total consideration of US$21,736,569.25. The Purchased Shares are subject to a lock-up period of six (6) months.

The Group has evaluated subsequent events through June 30, 2023, the date of issuance of the consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Group’s consolidated financial statements.